The Eaton Vance Special Investment Trust
For the Special Investment Portfolio

[Logo]

Annual Shareholder Report
December 31, 1995

Investment Adviser of Special Investment Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

-------------------------------------------------------------------

                         SPECIAL INVESTMENT PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1995

-------------------------------------------------------------------
                            COMMON STOCKS - 92.4%
-------------------------------------------------------------------
NAME OF COMPANY                            SHARES          VALUE
-------------------------------------------------------------------
BUSINESS SERVICES - 9.9%
BISYS Group, Inc.*                         22,000       $   676,500
Services financial institutions with
  computer, administrative and
  marketing support data processing
  services.
Ceridian Corp.*                            40,000         1,650,000
Provides payroll processing and other
  employer services, media and market
  research.
Corestaff Inc.*                            10,000           365,000
Temporary employment services agency.
Danka Business Systems PLC, ADR            20,000           740,000
An independent provider of
  maintenance and service for office
  copying machines.
FIserv Incorporated*                       93,500         2,805,000
Provider of data processing services
  to banks and savings institutions,
  benefiting from outsourcing trend.
G&K Services, Inc.                         42,200         1,076,100
Rents and launders uniforms and other
  textile products.
                                                        -----------
                                                        $ 7,312,600
                                                        -----------
COMMUNICATIONS - 9.4%
Cellular Communications of Puerto
  Rico*                                    15,000       $   416,250
Provider of wireless cellular
  telephone services.
Comcast Corp.                              70,000         1,273,125
Cable TV and Cellular telephone
  operator.
Evergreen Media Corp. Class A*             35,000         1,120,000
Operator of major market AM and FM
  radio stations.
Frontier Corp.                             55,000         1,650,000
Formerly Rochester Telephone Corp.,
  provides local telephone and
  communications services.
Intelcom Group, Inc.*                      50,000           618,750
Provider of alternative access
  telecommunication services and
  international satellite uplink
  teleports.
MFS Communications Co., Inc.*              20,000         1,065,000
Provider of fiber-optic based
  telecommunications services
  primarily to businesses.
Nokia Corp.                                20,000           777,500
International wireless handset and
  infrastructure equipment
  manufacturer.
                                                        -----------
                                                        $ 6,920,625
                                                        -----------

COMPUTER EQUIPMENT - 1.1%
Motorola Inc.                              15,000       $   855,000
Leading worldwide producer of                           -----------
  wireless communication systems and
  equipment, major manufacturer of
  semiconductors.

COMPUTER SOFTWARE - 8.7%
Banyan Inc.*                               75,000       $   768,750
Provider of networking software
  products for large, complex
  computer networks.
Checkfree Corp.*                            2,000            43,000
Provider of electronic banking
  software products and services.
3Com Corp.*                                21,200           988,450
Designs, manufactures and distributes
  intelligent hubs and other computer
  networking products.
Davidson & Associates, Inc.*               25,000           550,000
Developer and distributor of
  educational software products.
DST Systems, Inc.*                          8,500           242,250
Provider of software and back office
  computer services to the mutual
  fund industry.
Inso Corp.*                                20,000           850,000
Developer of software tools used for
  proofing, reference and information
  management.
Interleaf Inc.*                            35,000           354,375
Provider of software used to compare,
  edit and print complex documents.
Intersolv Inc.*                            55,000           708,125
Provider of software development
  tools.
Novell, Inc.*                              40,000           570,000
Leading provider of network software
  systems.
Objective Systems Integrator*              10,000           547,500
Provider of object-oriented, client
  server software for network
  operations, support and management.
Silicon Graphics, Inc.*                    30,000           825,000
Produces computer systems used for
  the design, analysis, and
  simulation of three dimensional
  objects.
                                                        -----------
                                                        $ 6,447,450
                                                        -----------
CONSUMER PRODUCTS - 0.3%
Boston Beer Co. Class A*                    4,600       $   109,250
Leading micro-brewery primarily under
  the Samuel Adams brand-name.
Estee Lauder Companies*                     3,800           132,525
International cosmetics company.
                                                        -----------
                                                        $   241,775
                                                        -----------
ELECTRONICS & INSTRUMENTATION - 10.0%
Cisco Systems, Inc.*                       25,000       $ 1,865,625
Manufacturer of routers that connect
  computer networks.
Intel Corp.                                25,000         1,418,750
World's leading semiconductor
  manufacturer, also produces
  microcomputer components, modules
  and systems.
Linear Technology Corp.                    20,000           785,000
Manufacturer of high performance
  linear integrated circuits.
MEMC Electronic Materials, Inc.*           25,000           815,625
Leading producer of silicon wafers
  used to create integrated circuits.
Mentor Graphics Corp.*                     80,000         1,460,000
Developer of electronic design
  automation systems used in complex
  electronic products.
Microchip Technology, Inc.*                20,000           730,000
Leading producer of field
  programmable micro-controllers.
Zoran Corp.*                               15,000           311,250
Developer and marketer of integrated
  circuits for digital video and
  audio compression applications.
                                                        -----------
                                                        $ 7,386,250
                                                        -----------
ENERGY - 7.5%
Anadarko Petroleum Corp.                   40,000       $ 2,165,000
A leading independent company in oil
  and gas exploration, development
  and production.
Pogo Producing Co.                         50,000         1,412,500
Independent oil and gas exploration
  and production company active in
  the U.S. and Thailand
Triton Energy Corp.                        35,000         2,008,125
Independent oil and gas exploration
  and production company focusing on
  international prospects especially
  a major Colombian oil discovery.
                                                        -----------
                                                        $ 5,585,625
                                                        -----------
ENTERTAINMENT - 5.7%
Circus Circus Enterprises, Inc.*           47,000       $ 1,310,125
Major casino facilities in Las Vegas.
  Also operates hotels.
Gaylord Entertainment                      30,000           832,500
Producer of The Nashville Network and
  Country Music Television Network
  and operator of the Opryland
  amusement park.
Mirage Resorts, Inc.*                      25,000           862,500
Nevada based gaming resort operator.
Players International, Inc.*               42,500           454,219
Operates riverboat casinos in
  Louisiana and Illinois and a
  racetrack in Kentucky. Plans new
  casino in Mesquite, Nevada.
Station Casinos, Inc.*                     50,000           731,250
Owner and operator of gaming
  enterprises.
                                                        -----------
                                                        $ 4,190,594
                                                        -----------
ENVIROMENTAL SERVICES - 2.6%
Sanfill Inc.*                              26,000       $   867,750
Operator of primarily solid-waste
  facilities in 16 states.
United Waste Systems, Inc.*                10,000           372,500
Provider of collection and solid-
  waste disposal services primarily
  in secondary markets.
U.S.A. Waste Services, Inc.*               35,000           660,625
Operator of solid-waste land fills
  and collection services,
  integrating several large recent
  acquisitions.
                                                        -----------
                                                        $ 1,900,875
                                                        -----------

FINANCE - 9.9%
Federal National Mortgage Association      30,000       $ 3,723,750
Leading factor in the secondary
  mortgage market.
Franklin Resources, Inc.                   20,000         1,007,500
One of the largest mutual fund
  organizations in the U.S.
MBNA Corp.                                 30,000         1,106,250
Bank holding company and world's
  leading issuer of Gold MasterCards.
T. Rowe Price Associates, Inc.             30,000         1,477,500
Investment adviser to mutual funds,
  institutions and individuals.
                                                        -----------
                                                        $ 7,315,000
                                                        -----------
HEALTHCARE - 8.0%
Astra AB ADR Series B*                     25,000       $   992,118
Swedish based, multinational
  pharmaceutical company.
Boston Scientific Corp.*                   50,000         2,450,000
Medical device manufacturer focusing
  primarily on disposable products
  used in less invasive surgery
  procedures.
MiniMed Inc.*                              60,000           750,000
Developer and manufacturer of medical
  devices focusing on diabetics.
Sofamor Danek Group, Inc.*                 50,000         1,418,750
Leading developer/manufacturer of
  spinal implant devices. Company
  markets products internationally.
Vitalink Pharmacy Services, Inc.*          12,500           290,625
Provider of pharmacy services to
  nursing homes and sub-acute care
  medical facilities.
                                                        -----------
                                                        $ 5,901,493
                                                        -----------
HOMEBUILDING - 1.3%
Southern Energy Homes, Inc.*               55,625       $   973,437
Produces customized manufactured                        -----------
  homes in facilities located in
  Alabama and Texas. Homes are sold
  in 24 states.

HOTELS & RESTAURANTS - 0.5%
LaQuinta Inns, Inc.                        15,000       $   410,625
Owner/operator of modestly priced                       -----------
  lodging chain.

INDUSTRIAL PRODUCTS - 2.6%
Greenfield Industries, Inc.                30,000       $   937,500
A leading manufacturer of expendable
  cutting tools and related products
  used in industrial applications.
Loctite Corp.                              20,600           978,500
International manufacturer of
  adhesives, sealants and related
  products.
                                                        -----------
                                                        $ 1,916,000
                                                        -----------
INSURANCE - 5.0%
American International Group               15,000       $ 1,387,500
One of the world's leading insurance
  companies, operating in 130
  countries.

Mutual Risk Management Ltd.                40,000         1,830,000
Specialty insurer focusing on
  workmen's compensation.
Renaissance Re Holdings Ltd.               15,500           470,812
Provider of catastrophy reinsurance
  services.
                                                        -----------
                                                        $ 3,688,312
                                                        -----------
PUBLISHING - 2.1%
Scholastic Corp.*                          20,000       $ 1,555,000
Publisher/distributor of children's                     -----------
  books.

RETAILING - 3.4%
Consolidated Stores Corp.*                 70,000       $ 1,522,500
Chain of close-out merchandise stores
  operating primarily under the Odd/
  Big Lots name.
Home Depot Inc.                            20,000           957,500
Operator of a chain of retail
  warehouse-type stores selling
  building supply and home
  improvement products.
                                                        -----------
                                                        $ 2,480,000
                                                        -----------
SPECIALTY CHEMICALS - 3.6%
Great Lakes Chemical Corp.                 20,000       $ 1,440,000
Leading producer of flame retardant
  and specialty intermediate
  chemicals.
Millipore Corp.                            30,000         1,233,750
Manufacturer of membrane technology
  products used for chemical analysis
  and purification.
                                                        -----------
                                                        $ 2,673,750
                                                        -----------
TRANSPORTATION - 0.8%
Midwest Express Holdings*                  20,100       $   557,775
                                                        -----------
Business oriented airline with primary hub in Milwaukee.
    TOTAL COMMON STOCKS
   (IDENTIFIED COST, $47,644,606)                       $68,312,186
                                                        -----------
-------------------------------------------------------------------
                     SHORT-TERM OBLIGATIONS - 7.6%
-------------------------------------------------------------------
                                 PRINCIPAL AMOUNT
                                   (000'S OMITTED)       VALUE
-------------------------------------------------------------------
Ford Motor Credit Co., 58s, 1/3/96        $2,641        $ 2,640,142
Melville Corp., 5.9s, 1/2/96               2,955          2,954,522
                                                        -----------
    TOTAL SHORT-TERM OBLIGATIONS, AT
      AMORTIZED COST                                    $ 5,594,664
                                                        -----------
    TOTAL INVESTMENTS (IDENTIFIED COST,
      $53,239,270)                                      $73,906,850
    OTHER ASSETS, LESS LIABILITIES - 0.0%               $    33,425
                                                        -----------
    TOTAL NET ASSETS - 100%                             $73,940,275
                                                        ===========

*Non-income producing security.
ADR -- American Depositary Receipt.

                        The accompanying notes are an
                  integral part of the financial statements

                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                              December 31, 1995
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $53,239,270)                                                     $73,906,850
  Cash                                                                     2,862
  Dividends receivable                                                    32,795
  Deferred organization expenses (Note 1D)                                11,318
                                                                     -----------
      Total assets                                                   $73,953,825
LIABILITIES:
  Payable to affiliate --
    Trustees' fees                                          $ 1,400
  Accrued expenses                                           12,150
                                                            -------
      Total liabilities                                                   13,550
                                                                     -----------
NET ASSETS applicable to investors' interest in Portfolio            $73,940,275
                                                                     ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and withdrawals            $53,272,695
  Unrealized appreciation of investments (computed on
    the basis of identified cost)                                     20,667,580
                                                                     -----------
      Total net assets                                               $73,940,275
                                                                     ===========


     The accompanying notes are an integral part of the financial statements

                                 STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------
                            For the Year Ended December 31, 1995
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income (net of foreign taxes, $244)                                 $   360,263
  Interest income                                                                  308,573
                                                                               -----------
    Total income                                                               $   668,836
  Expenses --
    Investment adviser fee (Note 3)                              $   435,400
    Compensation of Directors not members of the Investment
      Adviser's organization (Note 3)                                  7,486
    Custodian fee (Note 3)                                            58,731
    Printing and postage                                                 620
    Legal and accounting services                                     23,951
    Amortization of organization expenses (Note 1D)                    3,158
    Miscellaneous                                                      4,754
                                                                 -----------
        Total expenses                                                             534,100
                                                                               -----------
          Net investment income                                                    134,736
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments (identified cost basis)       $ 4,131,300
  Change in unrealized appreciation on investments                10,473,926
                                                                 -----------
        Net realized and unrealized gain on investments                         14,605,226
                                                                               -----------
          Net increase in net assets resulting from operations                 $14,739,962
                                                                               ===========


     The accompanying notes are an integral part of the financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------
                                               YEAR ENDED DECEMBER 31,
                                           ---------------------------------
                                             1995                1994*
                                           ------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                  $   134,736         $     55,637
    Net realized gain (loss) on
      investment transactions                4,131,300             (986,284)
    Change in unrealized appreciation
      of investments                        10,473,926            4,288,639
                                           -----------         ------------
      Net increase in net assets from
        operations                         $14,739,962         $  3,357,992
                                           -----------         ------------
  Capital transactions --
    Contributions                          $14,400,870         $104,495,403
    Withdrawals                            (19,642,929)         (43,411,023)
                                           -----------         ------------
      Increase (decrease) in net
        assets resulting from capital
        transactions                       $(5,242,059)        $ 61,084,380
                                           -----------         ------------
        Total increase in net assets       $ 9,497,903         $ 64,442,372
NET ASSETS:
  At beginning of year                      64,442,372            --
                                           -----------         ------------
  At end of year                           $73,940,275         $ 64,442,372
                                           ===========         ============



----------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------
RATIOS (As a percentage of average net assets):
  Expenses                                        0.77%            0.74%+
  Net investment income                           0.19%            0.20%+
PORTFOLIO TURNOVER                                  81%              19%

+Computed on an annualized basis.
*For the period from the start of business, August 1, 1994 to December 31, 1994.


   The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) SIGNIFICANT ACCOUNTING POLICIES
Special Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS -- Investments in securities traded on a national securities exchange or in the NASDAQ National Market are valued on the basis of the last reported sales prices on the last business day of the period. If no sale is reported on that date, a security is valued, if quoted on such a day, at not lower than the old bid price nor higher than the asked prices. Prices on such exchanges will not be used for valuing debt securities if in the Trustees judgment, some other valuation method more accurately reflects the fair market value of such a security. Securities for which over-the-counter market quotations are readily available are valued on the basis of the mean between the last bid and asked prices. Short-term securities are valued at cost, which approximates market value. All other securities and assets are appraised to reflect their fair value as determined in good faith by the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

------------------------------------------------------------------------------
(2) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $52,362,032 and $58,838,098, respectively.

------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1995, the fee amounted to $435,400. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IBT), serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances are reported as a reduction of expenses in the statement of operations. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1995, no significant amounts have been deferred.

------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year. At December 31, 1995, the Fund did not have an outstanding balance pursuant to the line of credit.

------------------------------------------------------------------------------
(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $53,239,270
                                                                   ===========
Gross unrealized appreciation                                      $22,100,411
Gross unrealized depreciation                                        1,432,881
                                                                   -----------
Net unrealized appreciation                                        $20,667,580
                                                                   ===========

                      REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
SPECIAL INVESTMENT PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Special Investment Portfolio, including the portfolio of investments, as of December 31, 1995, the related statement of operations, changes in net assets and supplementary data for the year then ended and for the period from August 1, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Special Investment Portfolio as of December 31, 1995, the results of its operations, changes in its net assets and supplementary data for the year then ended and for the period from August 1, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.


                                              COOPERS & LYBRAND L.L.P.


BOSTON, MASSACHUSETTS
FEBRUARY 2, 1996

INVESTMENT MANAGEMENT FOR SPECIAL EQUITIES PORTFOLIO

OFFICERS                    INDEPENDENT TRUSTEES

JAMES B. HAWKES             DONALD R. DWIGHT
President, Trustee          President, Dwight Partners, Inc.
                            Chairman, Newspapers of New England,
LANDON T. CLAY              Inc.
Vice President, Trustee
                            SAMUEL L. HAYES, III
M. DOZIER GARDNER           Jacob H. Schiff Professor of
Vice President              Investment Banking,
                            Harvard Unversity Graduate School
PETER F. KIELY              of Business Administration
Vice President and
Portfolio Manager           NORTON H. REAMER
                            President and Director, United Asset
JAMES L. O'CONNOR           Management Corporation
Treasurer
                            JOHN L. THORNKIKE
THOMAS OTIS                 Vice President and Director,
Secretary                   Fiduciary Company Incorporated

                            JACK L. TREYNOR
                            Investment Adviser and Consultant